Credit facilitates (Tables) - EUDA Health Limited [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Bank and Private Lender [Member]
Short-Term Debt [Line Items]
Schedule of Short-term Loans

Short-term loans – bank and private lender

Outstanding balances on short-term bank loans consist of the following:

Bank/Private lender Name	Maturities	Interest Rate	Collateral/ Guarantee	June 30, 2022	December 31, 2021	December 31, 2020
				(Unaudited)
*United Overseas Bank Limited	90 days from disbursement	0.25% plus prime rate	Guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company Collateral: Accounts receivable	$53,991	$184,491	$188,197
FS Capital Ptd. Ltd.	Fully repaid in February, 2022	18.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited	-	20,936	-
Funding Societies Pte. Ltd	Due monthly from April 2022 to March 2023	30.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder	179,110	-	-
Total				$233,101	$205,427	$188,197

*	On August 21, 2019 KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan is guaranteed by Jaime Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable. The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company is in the process to release Jamie Fan Wei Zhi as the guarantor of this loan. Until then, the Company is required to pay Jamie Fan Wei Zhi of $3,708 (SGD 5,000) per month as guarantor fee (See Note 19).

Short-term loans – bank and private lender

Outstanding balances on short-term bank loans consist of the following:

Bank/Private lender Name	Maturities	Interest Rate	Collateral/ Guarantee	September 30, 2022	December 31, 2021
				(Unaudited)
*United Overseas Bank Limited	90 days from disbursement	0.25% plus prime rate	Guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company Collateral: Accounts receivable	$173,334	$184,491
FS Capital Ptd. Ltd.	Fully repaid in February, 2022	18.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited	-	20,936
Funding Societies Pte. Ltd	Due monthly from April 2022 to March 2023	30.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder	34,834	-
Total				$208,168	$205,427

*	On August 21, 2019 KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan is guaranteed by Jaime Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable. The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company is in the process to release Jamie Fan Wei Zhi as the guarantor of this loan. Until then, the Company is required to pay Jamie Fan Wei Zhi of $3,708 (SGD 5,000) per month as guarantor fee (See Note 18).

Third Parties [Member]
Short-Term Debt [Line Items]
Schedule of Short-term Loans

Short-term loans – third parties

Outstanding balances on long-term third-party loans consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	June 30, 2022	December 31, 2021	December 31, 2020
				(Unaudited)
*Lim Beng Choo	30 days from disbursement	25.0%	None	$-	$-	$317,691
Koh Wee Sing	July 2022	60.0%	None	143,977	148,302	151,281
Total				$143,977	$148,302	$468,972

*	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with Lim Beng Choo pursuant to which KRHSG may borrow up to approximately $370,755 (SGD 500,000) for operation purposes. The loan bears an annual interest rate of 25% and repayable within 30 days upon every Disbursement. Default interest at 25% per annual is chargeable on a daily basis for all amounts remaining unpaid after 30 days.

Short-term loans – third parties

Outstanding balances on long-term third-party loans consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	September 30, 2022	December 31, 2021
				(Unaudited)
Koh Wee Sing	Due on demand beginning in July 2022	60.0%	None	$139,334	$148,302